Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
July 31, 2024
ILF-NPRT3-0924
1.873106.115
Common Stocks - 95.5%
	Shares	Value ($)
Australia - 0.0%
Paladin Energy Ltd. (Australia) (a)	995,100	7,425,008
Brazil - 5.5%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,051,400	16,402,595
Cury Construtora e Incorporado SA	2,713,700	10,651,086
Cyrela Brazil Realty SA	1,904,800	6,563,573
Dexco SA (a)	29,311,511	37,882,154
ENGIE Brasil Energia SA	4,942,000	38,645,485
Equatorial Energia SA	12,690,068	73,230,699
Hapvida Participacoes e Investimentos SA (a)(b)	37,852,200	27,237,335
Hypera SA (a)	2,337,700	11,903,107
Localiza Rent a Car SA	13,195,742	102,254,956
Localiza Rent a Car SA rights 8/1/24 (a)	114,223	234,054
LOG Commercial Properties e Participacoes SA	3,032,151	11,654,387
MercadoLibre, Inc. (a)	25,687	42,869,034
PagSeguro Digital Ltd. (a)(c)	13,219,949	168,950,948
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR ADR (non-vtg.)	6,154,900	80,998,484
sponsored ADR	5,137,635	73,314,051
PRIO SA	7,075,400	60,106,781
Raia Drogasil SA	24,980,392	121,895,427
Rumo SA	22,472,500	88,004,363
Transmissora Alianca de Energia Eletrica SA	4,849,100	28,968,660
Vale SA sponsored ADR	15,548,170	168,697,645
XP, Inc. Class A	8,746,465	149,652,016
TOTAL BRAZIL		1,320,116,840
Canada - 0.7%
Barrick Gold Corp.	9,382,700	173,673,777
Chile - 1.1%
Antofagasta PLC	5,633,544	146,292,491
Banco de Chile	1,078,313,300	128,464,537
TOTAL CHILE		274,757,028
China - 23.2%
Airtac International Group	2,242,000	57,721,842
Akeso, Inc. (a)(b)(c)	1,988,000	10,763,345
Alibaba Group Holding Ltd.	50,267,510	494,643,591
Angelalign Technology, Inc. (b)(c)	713,600	4,900,214
Anta Sports Products Ltd.	6,012,590	53,947,351
Baidu, Inc. Class A (a)	1,567,045	17,374,782
BeiGene Ltd. ADR (a)	162,191	27,017,777
Beijing Enlight Media Co. Ltd. (A Shares)	11,681,676	12,491,089
Bilibili, Inc. ADR (a)	2,050,880	31,070,832
BYD Co. Ltd. (H Shares)	3,957,694	117,166,646
C&S Paper Co. Ltd. (A Shares)	22,938,100	23,034,208
China Communications Services Corp. Ltd. (H Shares)	76,630,000	39,428,966
China Construction Bank Corp. (H Shares)	491,178,000	343,887,782
China Gas Holdings Ltd.	36,791,800	33,481,981
China Jushi Co. Ltd. (A Shares)	59,489,300	87,671,478
China Life Insurance Co. Ltd. (H Shares)	92,444,690	128,499,758
China Overseas Land and Investment Ltd.	7,281,900	11,799,645
China Petroleum & Chemical Corp. (H Shares)	177,966,000	114,348,710
China Resources Beer Holdings Co. Ltd.	14,013,166	43,593,901
China Resources Land Ltd.	12,998,220	39,013,709
China Tower Corp. Ltd. (H Shares) (b)	93,148,479	11,445,572
ENN Energy Holdings Ltd.	7,690,000	54,036,747
ESR Group Ltd. (b)(c)	7,052,600	10,687,878
Foxconn Industrial Internet Co. Ltd. (A Shares)	10,830,600	35,763,220
Fuyao Glass Industries Group Co. Ltd. (A Shares)	7,025,100	43,796,496
Glodon Co. Ltd. (A Shares)	3,742,300	5,639,561
Guangdong Investment Ltd.	47,012,000	24,670,792
Haier Smart Home Co. Ltd.	38,614,016	126,245,260
Haier Smart Home Co. Ltd. (A Shares)	17,709,603	66,940,693
Haitian International Holdings Ltd.	17,388,306	50,409,918
Hansoh Pharmaceutical Group Co. Ltd. (b)	11,725,918	25,634,523
Innovent Biologics, Inc. (a)(b)	5,356,362	26,532,086
JD.com, Inc.:
Class A	6,315,974	83,279,917
sponsored ADR	1,754,749	46,307,826
Kanzhun Ltd. ADR	987,541	13,410,807
KE Holdings, Inc. ADR	2,330,100	32,271,885
Kuaishou Technology Class B (a)(b)	5,736,483	32,159,578
Kunlun Energy Co. Ltd.	57,386,000	55,675,698
Kweichow Moutai Co. Ltd. (A Shares)	530,410	104,416,514
Lenovo Group Ltd.	47,686,714	61,524,550
Li Auto, Inc.:
ADR (a)(c)	1,013,524	20,006,964
Class A (a)	489,800	4,791,331
Li Ning Co. Ltd.	18,646,796	34,845,571
Medlive Technology Co. Ltd. (b)	11,143,965	10,726,254
Meituan Class B (a)(b)	22,105,915	306,093,320
NetEase, Inc. ADR	588,432	54,200,472
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	791,278	49,708,084
PDD Holdings, Inc. ADR (a)	3,726,639	480,326,501
Ping An Insurance Group Co. of China Ltd. (H Shares)	52,262,500	226,956,279
Proya Cosmetics Co. Ltd. (A Shares)	6,645,722	84,445,935
Shenzhen Inovance Technology Co. Ltd. (A Shares)	12,244,600	79,117,780
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	993,039	35,364,141
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares) (c)	356,900	7,217,622
Sinopec Engineering Group Co. Ltd. (H Shares)	50,152,187	31,967,578
Sinopharm Group Co. Ltd. (H Shares)	10,614,400	24,943,572
Sinotruk Hong Kong Ltd.	16,663,661	43,830,130
Tencent Holdings Ltd.	23,256,303	1,073,195,933
Tongdao Liepin Group (a)	5,570,432	1,682,641
TravelSky Technology Ltd. (H Shares)	23,095,000	26,042,603
Trip.com Group Ltd. ADR (a)	2,974,553	126,507,739
Tsingtao Brewery Co. Ltd. (H Shares)	11,249,084	71,918,921
Uni-President China Holdings Ltd.	38,175,000	31,467,006
Yifeng Pharmacy Chain Co. Ltd.	4,773,960	13,846,286
Zai Lab Ltd. (a)(c)(d)	7,725,400	14,625,349
ZTO Express, Inc. sponsored ADR	5,494,000	104,111,300
TOTAL CHINA		5,560,646,440
Greece - 1.1%
Alpha Services and Holdings SA	86,748,700	159,884,079
Piraeus Financial Holdings SA	22,488,996	95,015,078
TOTAL GREECE		254,899,157
Hong Kong - 0.8%
ASMPT Ltd.	4,839,327	50,481,598
Huanxi Media Group Ltd. (a)	129,191,425	9,590,742
Kerry Properties Ltd.	6,113,000	10,421,954
Prudential PLC	12,920,314	116,597,970
TOTAL HONG KONG		187,092,264
Hungary - 0.1%
Richter Gedeon PLC	958,200	27,316,795
India - 17.9%
Apollo Hospitals Enterprise Ltd.	464,500	36,699,959
Bajaj Auto Ltd.	517,446	59,725,702
Bajaj Finance Ltd.	2,320,277	188,635,191
Bharat Electronics Ltd.	44,433,000	167,722,664
Bharti Airtel Ltd.	12,383,962	220,611,297
Coal India Ltd.	20,394,400	127,197,367
Divi's Laboratories Ltd.	765,252	44,996,867
Embassy Office Parks (REIT)	2,832,520	12,269,501
Godrej Properties Ltd. (a)	277,000	10,651,365
HDFC Bank Ltd.	28,006,697	541,214,808
HDFC Standard Life Insurance Co. Ltd. (b)	19,888,241	169,955,934
Hero Motocorp Ltd.	1,356,517	88,921,191
Hindustan Aeronautics Ltd.	2,794,000	164,275,699
ICICI Bank Ltd.	13,023,800	189,843,256
Indraprastha Gas Ltd.	8,779,994	57,465,223
ITC Ltd.	24,423,754	144,495,694
JK Cement Ltd.	2,667,821	140,737,389
Larsen & Toubro Ltd.	4,078,916	185,853,021
Mahanagar Gas Ltd.	2,985,534	66,663,702
Mahindra & Mahindra Ltd.	3,421,183	118,814,969
MakeMyTrip Ltd. (a)(c)	833,745	78,030,195
Mankind Pharma Ltd. (a)	703,184	17,032,903
Max Healthcare Institute Ltd.	576,400	6,348,965
NTPC Ltd.	23,876,945	118,632,152
Petronet LNG Ltd.	9,799,580	43,129,585
Pine Labs Private Ltd. (a)(e)(f)	9,606	3,098,607
Power Grid Corp. of India Ltd.	29,605,672	123,121,532
Reliance Industries Ltd.	12,081,892	434,464,593
Samvardhana Motherson International Ltd.	6,272,200	14,725,412
Shree Cement Ltd.	206,768	68,505,769
Sona Blw Precision Forgings Ltd. (b)	4,305,418	34,928,126
Star Health & Allied Insurance Co. Ltd. (a)	13,092,500	94,775,741
Sun Pharmaceutical Industries Ltd.	3,673,200	75,429,146
Sunteck Realty Ltd.	1,042,533	7,477,722
Tata Steel Ltd.	68,494,100	135,249,338
Torrent Pharmaceuticals Ltd.	925,972	35,077,378
Zomato Ltd. (a)	94,353,493	258,568,946
TOTAL INDIA		4,285,346,909
Indonesia - 2.3%
First Resources Ltd.	55,825,946	61,810,728
PT Bank Central Asia Tbk	348,112,760	219,979,004
PT Bank Rakyat Indonesia (Persero) Tbk	623,075,239	179,283,712
PT Sumber Alfaria Trijaya Tbk	392,253,800	68,511,734
PT Telkom Indonesia Persero Tbk	81,395,400	14,456,183
TOTAL INDONESIA		544,041,361
Kazakhstan - 0.2%
Kaspi.KZ JSC ADR	291,400	37,919,882
Korea (South) - 9.5%
AMOREPACIFIC Corp.	1,095,740	145,347,796
Celltrion, Inc.	361,320	53,942,531
Coway Co. Ltd.	1,088,000	49,483,789
Delivery Hero AG (a)(b)(c)	560,119	12,461,635
HLB, Inc.	145,000	8,553,136
Hyundai Motor Co. Ltd.	352,722	64,117,695
Kakao Corp.	901,229	25,790,944
Kakao Pay Corp. (a)	352,170	6,491,720
Kia Corp.	1,077,648	88,191,869
LG Corp.	1,043,328	66,036,792
LS Electric Co. Ltd.	391,530	52,593,113
NAVER Corp.	755,512	95,970,249
Samsung Biologics Co. Ltd. (a)(b)	106,968	73,249,173
Samsung Electronics Co. Ltd.	18,582,911	1,138,208,217
SK Hynix, Inc.	2,539,942	360,838,313
Webtoon Entertainment, Inc.	1,153,900	24,635,765
TOTAL KOREA (SOUTH)		2,265,912,737
Mauritius - 0.0%
Jumo World Holding Ltd. (e)(f)	2,024,724	3,765,987
Jumo World Ltd. (a)(f)	2,021	0
TOTAL MAURITIUS		3,765,987
Mexico - 1.7%
CEMEX S.A.B. de CV sponsored ADR	9,896,000	63,532,320
Corporacion Inmobiliaria Vesta S.A.B. de CV	6,465,384	18,933,570
Fibra Uno Administracion SA de CV	12,695,600	16,136,107
Grupo Financiero Banorte S.A.B. de CV	27,707,378	207,623,157
Wal-Mart de Mexico SA de CV Series V	28,695,200	95,429,907
TOTAL MEXICO		401,655,061
Netherlands - 0.0%
CTP BV (b)	464,577	8,115,006
Panama - 0.3%
Copa Holdings SA Class A	715,075	63,462,906
Peru - 0.5%
Credicorp Ltd. (United States)	732,422	124,980,490
Philippines - 0.3%
Ayala Land, Inc.	60,214,324	30,450,374
SM Investments Corp.	2,394,000	37,263,255
SM Prime Holdings, Inc.	34,525,200	17,045,097
TOTAL PHILIPPINES		84,758,726
Poland - 0.5%
Allegro.eu SA (a)(b)	5,409,869	49,680,660
CD Projekt SA (c)	898,980	36,073,055
Dino Polska SA (a)(b)	460,400	40,886,243
TOTAL POLAND		126,639,958
Puerto Rico - 0.1%
Liberty Latin America Ltd. Class C (a)	1,779,200	18,859,520
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	483,600	13,095,429
Russia - 0.3%
Gazprom OAO sponsored ADR (Reg. S) (a)(f)	10,986,900	3,076,332
LSR Group OJSC (a)(f)	98,230	108,167
LUKOIL PJSC sponsored ADR (a)(f)	2,479,000	41,895,100
Novatek PJSC GDR (Reg. S) (a)(f)	648,900	33,234,062
Sberbank of Russia (a)(f)	12,899,053	86,817
Sberbank of Russia sponsored ADR (a)(f)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (a)(f)	6,035,400	142,496
Yandex NV Series A (a)(c)(f)	745,899	4,505,230
TOTAL RUSSIA		83,397,689
Saudi Arabia - 4.0%
Al Rajhi Bank	8,694,815	198,373,135
Alinma Bank	17,289,750	149,307,791
Bupa Arabia for Cooperative Insurance Co.	2,194,232	134,745,343
Dr Sulaiman Al Habib Medical Services Group Co.	325,628	24,995,566
Sabic Agriculture-Nutrients Co.	2,270,000	71,151,150
Saudi Arabian Oil Co. (b)	19,384,000	142,593,992
The Saudi National Bank	22,270,216	225,557,240
TOTAL SAUDI ARABIA		946,724,217
Singapore - 1.5%
Sea Ltd. ADR Class A (a)	5,314,885	349,187,945
South Africa - 3.5%
Capitec Bank Holdings Ltd.	1,722,061	268,154,564
Discovery Ltd.	16,651,200	130,558,208
Impala Platinum Holdings Ltd.	18,906,802	97,128,243
Naspers Ltd. Class N	853,316	165,027,215
Pick 'n Pay Stores Ltd. (a)(c)	24,185,684	30,875,341
Pick 'n Pay Stores Ltd. rights 8/2/24 (a)(c)	12,361,303	5,015,787
Shoprite Holdings Ltd.	8,119,176	135,760,201
TOTAL SOUTH AFRICA		832,519,559
Taiwan - 17.6%
Alchip Technologies Ltd.	1,517,038	124,101,444
ASE Technology Holding Co. Ltd.	6,067,420	28,441,044
Asia Vital Components Co. Ltd.	2,762,475	55,246,878
AURAS Technology Co. Ltd.	1,852,000	38,652,710
BizLink Holding, Inc.	4,996,327	58,581,044
Chailease Holding Co. Ltd.	31,157,987	145,991,905
Chroma ATE, Inc.	1,016,956	9,510,188
Delta Electronics, Inc.	4,899,160	63,198,913
eMemory Technology, Inc.	881,804	62,912,872
Formosa Plastics Corp.	24,672,000	43,756,734
Gigabyte Technology Co. Ltd.	3,548,246	28,821,000
Hon Hai Precision Industry Co. Ltd. (Foxconn)	46,955,000	289,323,867
King Yuan Electronics Co. Ltd.	15,074,461	49,359,888
MediaTek, Inc.	2,166,431	82,869,343
PharmaEssentia Corp. (a)	1,028,000	20,729,263
Quanta Computer, Inc.	18,925,292	161,943,322
Taiwan Semiconductor Manufacturing Co. Ltd.	91,246,881	2,673,422,144
Uni-President Enterprises Corp.	37,481,000	96,743,546
Unimicron Technology Corp.	8,249,994	46,173,284
Wiwynn Corp.	2,038,373	129,764,744
Wiwynn Corp. GDR	76,600	4,775,124
TOTAL TAIWAN		4,214,319,257
Tanzania - 0.0%
Helios Towers PLC (a)	4,757,300	7,742,536
Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	70,627,100	54,141,317
Supalai PCL (For. Reg.)	17,051,000	8,106,390
TOTAL THAILAND		62,247,707
United Arab Emirates - 0.3%
Aldar Properties PJSC	6,438,600	12,954,506
Emaar Properties PJSC	22,599,135	53,099,153
TOTAL UNITED ARAB EMIRATES		66,053,659
United Kingdom - 0.4%
AngloGold Ashanti PLC	3,056,300	87,699,238
United States of America - 1.7%
FirstCash Holdings, Inc.	1,241,554	138,557,426
Legend Biotech Corp. ADR (a)	975,400	55,002,806
Tenaris SA sponsored ADR	1,555,000	49,511,200
Titan Cement International Trading SA (d)	4,455,436	158,158,177
TOTAL UNITED STATES OF AMERICA		401,229,609
TOTAL COMMON STOCKS (Cost $17,410,040,835)		22,835,602,697

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
China - 0.4%
ByteDance Ltd. Series E1 (a)(e)(f)	399,541	91,822,513
dMed Biopharmaceutical Co. Ltd. Series C (a)(e)(f)	769,712	3,525,281
		95,347,794
India - 0.2%
Meesho:
Series D2 (e)(f)	141,313	7,881,026
Series E (e)(f)	23,538	1,312,714
Series E1 (e)(f)	31,950	1,781,852
Series F (a)(e)(f)	453,122	25,710,142
Pine Labs Private Ltd.:
Series 1 (a)(e)(f)	22,959	7,405,885
Series A (a)(e)(f)	5,737	1,850,584
Series B (a)(e)(f)	6,242	2,013,482
Series B2 (a)(e)(f)	5,049	1,628,656
Series C (a)(e)(f)	9,391	3,029,255
Series C1 (a)(e)(f)	1,978	638,043
Series D (a)(e)(f)	2,116	682,558
		53,934,197
United States of America - 0.0%
Gupshup, Inc. (a)(e)(f)	566,129	4,998,919
TOTAL CONVERTIBLE PREFERRED STOCKS		154,280,910
Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.5%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	6,449,700	28,005,734
Metalurgica Gerdau SA (PN)	48,272,722	90,722,317
		118,728,051
Korea (South) - 0.4%
Hyundai Motor Co. Ltd. Series 2	692,638	84,241,738
TOTAL NONCONVERTIBLE PREFERRED STOCKS		202,969,789
TOTAL PREFERRED STOCKS (Cost $247,688,403)		357,250,699

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
Brazil - 0.1%
Creditas Financial Solutions Ltd. 5% 7/28/27 (e)(f) (Cost $33,309,389)	33,309,389	31,424,077

Government Obligations - 0.0%
	Principal Amount (g)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.32% 8/8/24 to 10/10/24 (h) (Cost $7,405,559)	7,440,000	7,405,362

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	834,983,158	835,150,155
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	163,588,186	163,604,545
TOTAL MONEY MARKET FUNDS (Cost $998,751,833)		998,754,700

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $18,697,196,019)	24,230,437,535
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(306,742,122)
NET ASSETS - 100.0%	23,923,695,413

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	4,500	Sep 2024	246,712,500	1,414,038	1,414,038

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $998,050,874 or 4.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $192,569,581 or 0.8% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,028,748.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	33,309,389

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333

Gupshup, Inc.	6/08/21	12,944,653

Jumo World Holding Ltd.	9/06/23	2,024,724

Meesho Series D2	7/15/24	7,913,528

Meesho Series E	7/15/24	1,318,128

Meesho Series E1	4/18/24	1,789,200

Meesho Series F	9/21/21 - 7/15/24	34,290,258

Pine Labs Private Ltd.	6/30/21	3,581,693

Pine Labs Private Ltd. Series 1	6/30/21	8,560,493

Pine Labs Private Ltd. Series A	6/30/21	2,139,098

Pine Labs Private Ltd. Series B	6/30/21	2,327,392

Pine Labs Private Ltd. Series B2	6/30/21	1,882,570

Pine Labs Private Ltd. Series C	6/30/21	3,501,528

Pine Labs Private Ltd. Series C1	6/30/21	737,517

Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	355,908,574	4,670,592,309	4,191,351,547	19,312,533	2,108	(1,289)	835,150,155	1.6%
Fidelity Securities Lending Cash Central Fund 5.39%	380,133,200	1,805,393,484	2,021,922,139	1,797,760	-	-	163,604,545	0.7%
Total	736,041,774	6,475,985,793	6,213,273,686	21,110,293	2,108	(1,289)	998,754,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Titan Cement International Trading SA	86,321,617	-	3,417,190	4,060,134	926,250	74,327,500	158,158,177
Zai Lab Ltd.	26,836,407	20,054,032	21,984,819	-	(15,796,339)	5,516,068	14,625,349
Total	113,158,024	20,054,032	25,402,009	4,060,134	(14,870,089)	79,843,568	172,783,526

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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